Borrowings - Narrative (Details)	12 Months Ended
	Jun. 30, 2019	May 31, 2019	Nov. 30, 2018	Oct. 31, 2018	Oct. 31, 2017
Financial Instruments [Abstract]
Minimum interest cover ratio	5
Minimum Tangible Net Worth to total net debt ratio	4	4	4.5	4	6
Minimum Tangible Net Worth to total net debt ratio when dividends are paid	6	6	8
Maximum leverage ratio	2.5